UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-00642

DWS International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  10/31

Date of reporting period: 7/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2010 (Unaudited)

DWS Latin America Equity Fund

	Shares	Value ($)
Equity Securities 99.3%
Argentina 0.8%
Nortel Inversora SA "A" (ADR) (Preferred)*	33,663	0
Tenaris SA (ADR)	100,000	4,005,000
Ternium SA (ADR) (a)	45,000	1,608,750

(Cost $5,315,759)		5,613,750
Brazil 67.6%
AES Tiete SA (Preferred)	312,800	3,930,453
All America Latina Logistica (Units)	367,200	3,465,727
B2W Companhia Global do Varejo	70,000	1,345,235
Banco Bradesco SA (ADR) (Preferred) (a)	1,770,999	32,993,711
Banco do Brasil SA	368,700	6,402,148
Banco Santander Brasil SA (Units)	600,000	7,928,133
BM&F BOVESPA SA	540,000	3,976,006
BR Malls Participacoes SA	230,000	3,424,892
Bradespar SA (Preferred)	500,000	10,495,793
Braskem SA "A" (Preferred)*	52	391
BRF-Brasil Foods SA	1,083,400	15,221,068
Centrais Eletricas Brasileiras SA	200,000	2,592,677
Centrais Eletricas Brasileiras SA "B" (Preferred)	210,000	3,253,639
Cielo SA	957,200	8,598,908
Companhia Brasileira de Distribuicao Grupo Pao de Acucar "A" (Preferred)	98,900	3,237,811
Companhia de Bebidas das Americas (ADR) (Preferred) (a)	160,900	17,573,498
Companhia de Concessoes Rodoviarias	180,000	4,099,841
Companhia Energetica de Minas Gerais (ADR) (Preferred) (a)	380,000	5,776,000
Companhia Paranaense de Energia (ADR) (Preferred) (a)	134,700	2,952,624
Companhia Siderurgica Nacional SA (ADR) (a)	770,000	12,928,300
Cosan SA Industria e Comercio*	270,000	3,837,844
Cyrela Brazil Realty SA	130,000	1,832,329
Eletropaulo Metropolitana SA "B" (Preferred)	127,700	2,686,434
Empresa Brasileira de Aeronautica SA	619,700	4,048,415
Fibria Celulose SA*	230,000	3,653,741
Gafisa SA	500,000	3,752,558
Gerdau SA (Preferred)	680,000	9,820,332
Hypermarcas SA*	181,600	2,364,476
Itau Unibanco Holding SA (ADR) (Preferred) (a)	1,962,999	43,951,548
Itausa - Investimentos Itau SA (Preferred)	2,335,700	17,370,341
JBS SA	1,600,000	7,823,516
Localiza Rent a Car SA	150,000	2,074,141
Lojas Renner SA	100,000	3,352,286
Marfrig Alimentos SA	200,000	2,012,736
Metalurgica Gerdau SA (Preferred)	90,000	1,586,309
Natura Cosmeticos SA	131,700	3,422,043
Net Servicos de Comunicacao SA (Preferred)*	224,353	2,413,440
OGX Petroleo e Gas Participacoes SA*	1,600,000	16,911,531
OSX Brasil SA*	14,600	4,482,685
PDG Realty SA Empreendimentos e Participacoes	1,065,400	11,339,713
Petroleo Brasileiro SA (ADR) (a)	640,000	23,296,000
Petroleo Brasileiro SA (ADR) (Preferred)	1,530,000	48,730,500
Petroleo Brasileiro SA (Preferred)	678,876	10,749,771
Redecard SA	500,000	7,550,603
Souza Cruz SA	55,000	2,526,723
Suzano Papel e Celulose SA (Preferred)	225,000	2,149,193
Tele Norte Leste Participacoes SA (Preferred)	480,000	7,027,519
Tim Participacoes SA (Preferred)	700,000	2,009,893
Totvs SA	57,862	4,240,954
Tractebel Energia SA	175,000	2,273,567
Ultrapar Participacoes SA (Preferred)	65,000	3,329,827
Usinas Siderurgicas de Minas Gerais SA "A" (Preferred)	264,575	7,443,240
Vale SA	400,000	11,041,619
Vale SA "A" (Preferred)	600,000	14,556,516
Vale SA (ADR) (a)	556,355	15,466,669
Vale SA (ADR) (Preferred) (a)	1,779,300	43,112,439
Vivo Participacoes SA (ADR)	70,000	1,871,800

(Cost $296,063,245)		506,310,106
Canada 0.9%
Yamana Gold, Inc. (b) (Cost $7,036,377)	721,359	6,795,202
Chile 3.5%
Empresa Nacional de Electricidad SA (ADR)	85,800	4,251,390
Empresas CMPC SA	55,000	2,490,168
Empresas Copec SA	444,300	7,275,013
Enersis SA (ADR)	218,400	4,529,616
Lan Airlines SA (ADR) (a)	200,000	4,774,000
Sociedad Quimica y Minera de Chile SA "B"	70,000	2,658,321

(Cost $19,438,948)		25,978,508
Colombia 0.7%
Bancolombia SA (ADR) (Preferred) (a) (Cost $2,646,707)	86,900	5,094,947
Mexico 21.4%
America Movil SAB de CV "L"	2,182,050	5,516,867
America Movil SAB de CV "L" (ADR) (a)	1,140,000	56,555,400
Cemex SAB de CV (ADR) (a)	940,000	8,873,600
Corporacion GEO SAB de CV "B"*	1,719,900	4,784,615
Desarrolladora Homex SAB de CV*	873,200	4,330,556
Empresas ICA SAB de CV*	1,750,000	4,412,073
Fomento Economico Mexicano SAB de CV (ADR) (Units)	180,000	8,762,400
Grupo Aeroportuario del Pacifico SAB de CV "B" (ADR) (a)	109,200	3,547,908
Grupo Aeroportuario del Sureste SAB de CV "B" (ADR) (a)	60,000	3,189,600
Grupo Financiero Banorte SAB de CV "O"	1,420,000	5,513,169
Grupo Mexico SAB de CV "B"	6,400,000	16,954,747
Grupo Modelo SAB de CV "C"	905,800	4,895,152
Grupo Televisa SA (ADR)	626,700	11,907,300
Industrias Penoles SAB de CV	180,000	3,729,630
Telefonos de Mexico SAB de CV "L"	3,000,000	2,166,433
Wal-Mart de Mexico SAB de CV "V"	6,476,858	15,275,186

(Cost $88,743,607)		160,414,636
Panama 0.5%
Copa Holdings SA "A" (Cost $3,392,940)	75,000	3,873,750
Peru 2.2%
Compania de Minas Buenaventura SA (ADR)	282,000	10,888,020
Credicorp Ltd.	60,300	5,892,516

(Cost $6,251,134)		16,780,536
United States 1.7%
Bunge Ltd. (a)	116,000	5,759,400
Southern Copper Corp. (a) (b)	229,600	7,211,736

(Cost $12,445,394)		12,971,136

Total Equity Securities (Cost $441,334,111)		743,832,571

		Units	Value ($)
Other Investments 0.1%
Brazil
Totvs SA (Bond Unit), 3.5%, 8/19/2019 (c) (Cost $1,157,910)	BRL	109,400	429,076

	Shares	Value ($)
Securities Lending Collateral 28.9%
Daily Assets Fund Institutional, 0.33% (d) (e) (Cost $216,767,085)	216,767,085	216,767,085
Cash Equivalents 0.4%
Central Cash Management Fund, 0.25% (d) (Cost $2,926,408)	2,926,408	2,926,408

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $662,185,514) †	128.7	963,955,140
Other Assets and Liabilities, Net	(28.7)	(215,189,809)

Net Assets	100.0	748,765,331

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $683,271,377.  At July 31, 2010, net unrealized appreciation for all securities based on tax cost was $280,683,763.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $315,578,119 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $34,894,356.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2010 amounted to $213,537,234 which is 28.5% of net assets.
(b)	Security is listed in country of domicile. Significant business activities of company are in Latin America.
(c)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Totvs SA (Bond Unit)	September 2008	1,157,910	429,076	0.06

(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Currency Abbreviation

BRL	Brazilian Real

At July 31, 2010 the DWS Latin America Equity Fund had the following sector diversification:

Sector	Market Value ($)	As a % of Equity Securities
Materials	193,464,716	26.0%
Financials	132,547,411	17.8%
Energy	111,505,314	15.0%
Consumer Staples	92,711,853	12.5%
Telecommunication Services	75,147,912	10.1%
Consumer Discretionary	45,058,032	6.1%
Industrials	40,760,468	5.5%
Utilities	32,246,400	4.3%
Information Technology	20,390,465	2.7%
Total	743,832,571	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Equity Securities
Argentina	$5,613,750	$—	$0	$5,613,750
Brazil	506,310,106	—	—	506,310,106
Canada	6,795,202	—	—	6,795,202
Chile	25,978,508	—	—	25,978,508
Colombia	5,094,947	—	—	5,094,947
Mexico	160,414,636	—	—	160,414,636
Panama	3,873,750	—	—	3,873,750
Peru	16,780,536	—	—	16,780,536
United States	12,971,136	—	—	12,971,136
Other Investments	—	—	429,076	429,076
Short-Term Investments(f)	219,693,493	—	—	219,693,493
Total	$963,526,064	$—	$429,076	$963,955,140

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended July 31, 2010.
(f) See Investment Portfolio for additional detailed categorizations.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Equity Securities	Other Investments	Total
Balance as of October 31, 2009	$375,948	$—	$375,948
Realized gains (loss)	—	—	—
Change in unrealized appreciation (depreciation)	(375,948)	(728,835)	(1,104,783)
Amortization premium/ discount	—	—	—
Net purchases (sales)	—	1,157,911	1,157,911
Transfers into Level 3	—	—	—
Transfers (out) of Level 3	—	—	—
Balance as of July 31, 2010	$0	$429,076	$429,076
Net change in unrealized appreciation (depreciation) from investments still held at July 31, 2010	$(375,948)	$(728,835)	$(1,104,783)

Transfers between price levels are recognized at the beginning of the reporting period.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Latin America Equity Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 24, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 24, 2010